Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Thousands, shares in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Share capital	£ 1,318	£ 1,299
Share premium	81,465	79,541
Share capital and share premium	£ 82,783	£ 80,840
Ordinary shares of £0.04 each	32,939	32,479